Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Net	¥ 8,751,259	¥ 5,772,948	¥ 4,254,195
Advertising and subscription services [Member]
Revenue, Net	3,922,158	3,432,986	3,106,025
Transaction services [Member]
Revenue, Net	3,872,244	1,551,676	664,225
Agent services [Member]
Revenue, Net	¥ 956,857	¥ 788,286	¥ 483,945